DEBT - Principal Maturities of Long-Term Debt and Capital Lease Obligations (Details) - USD ($) $ in Thousands	Dec. 26, 2015	Dec. 27, 2014
Principal Maturities of Long-term Debt and Capital Lease Obligations [Abstract]
2016	$ 1,145
2017	29
2018	19
2019	2
2020	2,700
Thereafter	82,000
Total	$ 85,895	$ 98,645